LEASES - Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Amortization of Finance Lease Right-of-Use Assets	$ 815	$ 603
Interest on Lease Liabilities	272	258
Operating Lease Cost	1,760	2,563
Short-Term Lease Costs	1,372	1,217
Total Lease Expenses	4,219	4,641
Cash Paid for Amounts Included in the Measurement of Lease Liabilities:
Operating Cash Flows from Finance Leases	276	252
Operating Cash Flows from Operating Leases	2,030	2,501
Financing Cash Flows from Finance Leases	1,013	478
Non-Cash Additions to Right-of-Use Assets and Lease Liabilities:
Recognition of Right-of-Use Assets for Finance Leases	403	1,293
Recognition of Right-of-Use Assets for Operating Leases	$ 0	$ 825
Weighted-Average Remaining Lease Term (Years) - Finance Leases	2 years	3 years
Weighted-Average Remaining Lease Term (Years) - Operating Leases	4 years	6 years
Weighted-Average Discount Rate - Finance Leases	11.79%	12.03%
Weighted-Average Discount Rate - Operating Leases	12.78%	11.60%